SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.5%
	Automobiles & Components — 2.5%
	Automobiles — 2.5%
	Ferrari NV	64,234	$ 21,738,713
			21,738,713
	Banks — 2.7%
	Banks — 2.7%
	HDFC Bank Ltd.	1,014,076	20,822,291
[a]	NU Holdings Ltd. Class A	362,072	3,016,060
			23,838,351
	Capital Goods — 3.7%
	Machinery — 0.5%
[a]	ATS Corp.	102,843	4,432,560
	Trading Companies & Distributors — 3.2%
	Ashtead Group plc	249,723	17,386,063
	Diploma plc	220,687	10,076,120
			31,894,743
	Commercial & Professional Services — 1.7%
	Professional Services — 1.7%
	Wolters Kluwer NV	106,704	15,160,332
			15,160,332
	Consumer Discretionary Distribution & Retail — 3.8%
	Broadline Retail — 3.8%
	B&M European Value Retail SA	1,125,492	8,036,677
[a]	MercadoLibre, Inc.	12,035	18,913,484
[a]	PDD Holdings, Inc. ADR	42,579	6,229,733
			33,179,894
	Consumer Durables & Apparel — 4.5%
	Textiles, Apparel & Luxury Goods — 4.5%
	Brunello Cucinelli SpA	135,201	13,224,008
	LVMH Moet Hennessy Louis Vuitton SE	32,480	26,304,182
			39,528,190
	Consumer Services — 1.2%
	Hotels, Restaurants & Leisure — 1.2%
[a]	Booking Holdings, Inc.	2,914	10,336,599
			10,336,599
	Consumer Staples Distribution & Retail — 1.3%
	Consumer Staples Distribution & Retail — 1.3%
	Raia Drogasil SA	1,796,797	10,877,091
			10,877,091
	Energy — 1.5%
	Oil, Gas & Consumable Fuels — 1.5%
	TotalEnergies SE	187,228	12,732,127
			12,732,127
	Financial Services — 8.0%
	Capital Markets — 2.8%
	Deutsche Boerse AG	85,186	17,538,664
	Japan Exchange Group, Inc.	311,000	6,579,525
	Financial Services — 5.2%
[a]	Dlocal Ltd. Class A	222,508	3,936,167
	Mastercard, Inc. Class A	61,549	26,251,264
	Visa, Inc. Class A	59,161	15,402,566
			69,708,186
	Food, Beverage & Tobacco — 9.0%
	Beverages — 3.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Diageo plc	393,100	$ 14,310,416
	Kweichow Moutai Co. Ltd. Class A	66,061	16,076,998
	Food Products — 5.5%
	Nestle SA	415,376	48,158,033
			78,545,447
	Health Care Equipment & Services — 1.9%
	Health Care Equipment & Supplies — 1.9%
	Hoya Corp.	129,300	16,162,500
			16,162,500
	Household & Personal Products — 5.0%
	Personal Care Products — 5.0%
	Beiersdorf AG	174,233	26,101,155
	L’Oreal SA	35,356	17,589,438
			43,690,593
	Insurance — 1.3%
	Insurance — 1.3%
	Aon plc Class A	24,725	7,195,469
[a]	PB Fintech Ltd.	467,200	4,463,774
			11,659,243
	Materials — 5.1%
	Chemicals — 1.8%
	Air Liquide SA	81,472	15,840,414
	Containers & Packaging — 1.4%
	SIG Group AG	520,616	11,977,789
	Metals & Mining — 1.9%
	Teck Resources Ltd. Class B	395,572	16,720,869
			44,539,072
	Media & Entertainment — 3.5%
	Interactive Media & Services — 3.0%
	Hemnet Group AB	376,310	9,006,621
	Tencent Holdings Ltd.	461,700	17,359,944
	Media — 0.5%
	Schibsted ASA Class A	149,476	4,304,834
			30,671,399
	Pharmaceuticals, Biotechnology & Life Sciences — 16.2%
	Biotechnology — 2.1%
	CSL Ltd.	91,192	17,813,231
	Life Sciences Tools & Services — 4.6%
[a]	ICON plc ADR	61,289	17,349,077
	Lonza Group AG	42,664	17,942,164
	Sartorius Stedim Biotech	19,396	5,128,226
	Pharmaceuticals — 9.5%
	AstraZeneca plc	238,710	32,252,804
	Novo Nordisk AS Sponsored ADR	487,073	50,387,702
			140,873,204
	Semiconductors & Semiconductor Equipment — 16.6%
	Semiconductors & Semiconductor Equipment — 16.6%
[a]	Advanced Micro Devices, Inc.	125,861	18,553,170
	ASML Holding NV	57,743	43,455,235
	BE Semiconductor Industries NV	93,019	14,011,824
	Disco Corp.	63,600	15,778,213
	SK Hynix, Inc.	148,381	16,193,995
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,924,000	37,175,413
			145,167,850
	Software & Services — 5.3%
	Information Technology Services — 5.3%
[a]	Globant SA	48,277	11,488,960

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Nomura Research Institute Ltd.	647,400	$ 18,829,698
[a]	Shopify, Inc. Class A	208,723	16,259,522
			46,578,180
	Technology Hardware & Equipment — 2.7%
	Electronic Equipment, Instruments & Components — 2.7%
	Keyence Corp.	53,400	23,526,298
			23,526,298
	Total Common Stock (Cost $583,659,789)		850,408,012
	Short-Term Investments — 2.5%
[b]	Thornburg Capital Management Fund	2,165,063	21,650,629
	Total Short-Term Investments (Cost $21,650,629)		21,650,629
	Total Investments — 100.0% (Cost $605,310,418)		$872,058,641
	Liabilities Net of Other Assets — (0.0)%		(28,441)
	Net Assets — 100.0%		$872,030,200

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$25,575,164	$62,039,025	$(65,963,560)	$-	$-	$21,650,629	$267,490